Trade and other payables (Details) - COP ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Current
Suppliers	$ 11,738,227	$ 13,704,819
Dividends payable	2,846,429	668,383
Withholding tax	1,977,798	2,099,847
Partner's advances	1,048,531	1,270,721
Insurance and reinsurance	230,532	274,739
Deposits received from third parties	170,777	180,065
Related parties (Note 30)	59,020	64,766
Agreements in transport contracts	57,940	38,920
Hedging operations	556
Various creditors	596,203	589,174
Total trade and other current payables	18,726,013	18,891,434
Non-current
Suppliers	1,438	8
Deposits received from third parties		3,673
Various creditors	13,216	23,599
Total trade and other non-current payables	$ 14,654	$ 27,280